Financial assets designated and otherwise mandatorily measured at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedules of financial investments

	2024	2023
	$m	$m
Treasury and other eligible bills	32,022	24,433
Debt securities	97,275	106,108
Equity securities	155,194	123,663
Trading securities	284,491	254,204
Loans and advances to banks[1]	6,123	9,761
Loans and advances to customers[1]	24,228	25,194
Year ended 31 Dec	314,842	289,159
1Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.

	2024				2023
	Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value	Mandatorily measured at fair value	Total
	$m	$m	$m	$m	$m	$m
Securities	2,406	104,093	106,499	2,353	101,152	103,505
– treasury and other eligible bills	732	393	1,125	695	724	1,419
– debt securities	1,674	59,904	61,578	1,658	60,045	61,703
– equity securities	—	43,796	43,796	—	40,383	40,383
Loans and advances to banks and customers	951	6,120	7,071	371	5,495	5,866
Other	—	2,199	2,199	—	1,272	1,272
At 31 Dec	3,357	112,412	115,769	2,724	107,919	110,643

Carrying amount of financial investments
	2024	2023
	$m	$m
Financial investments measured at fair value through other comprehensive income	339,193	294,437
– treasury and other eligible bills	112,705	102,438
– debt securities	224,496	190,119
– equity securities	1,569	1,447
– other instruments	423	433
Debt instruments measured at amortised cost	153,973	148,326
– treasury and other eligible bills	22,148	30,733
– debt securities	131,825	117,593
At 31 Dec	493,166	442,763

Weighted average yields of investment debt securities
Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years
	Yield	Yield	Yield	Yield
	%	%	%	%
Debt securities measured at fair value through other comprehensive income
US Treasury	2.9	3.4	2.5	2.3
US Government agencies	0.8	—	3.1	3.1
US Government-sponsored agencies	1.7	3.5	1.6	1.8
UK Government	3.8	3.8	2.3	2.4
Hong Kong Government	—	1.9	2.0	—
Other governments	2.7	4.1	3.7	2.3
Asset-backed securities	3.4	3.0	5.4	4.3
Corporate debt and other securities	2.7	3.5	3.2	1.9

Debt securities measured at amortised cost
US Treasury	3.5	3.8	3.8	2.1
US Government agencies	0.7	0.7	1.1	4.6
US Government-sponsored agencies	—	2.8	3.7	2.9
UK Government	3.5	2.9	2.8	—
Hong Kong Government	—	2.7	—	—
Other governments	2.8	4.1	5.2	—
Asset-backed securities	—	—	7.7	—
Corporate debt and other securities	2.7	2.9	3.2	4.8

HSBC Holdings carrying amount of financial investments
	2024	2023
	$m	$m
Debt instruments measured at amortised cost
– treasury and other eligible bills	9,556	15,629
– debt securities	772	3,929
At 31 Dec	10,328	19,558

Weighted average yields of investment debt securities
Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years
	Yield	Yield	Yield	Yield
	%	%	%	%
Debt securities measured at amortised cost
US Treasury	4.3	—	—	—